INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net
	US dollars
	December 31,	September 13,	Year ended December 31,			December 31,
	2017	2018	2018			2018
(in thousands)	Opening balance	Acquisition of subsidiary	amortization	Additions	Translation differences	Closing balance
Costumer relationship	-	24,696	(540)	-	(23)	24,133
Technology	-	11,286	(556)	1,578	(23)	12,285
Others	38	2,601	(84)	90	(23)	2,622
	38	38,583	(1,180)	1,668	(69)	39,040